Schedule of investments
Delaware Ivy Managed International Opportunities Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.79%
Global / International Equity Funds — 99.79%
Delaware Ivy International Core Equity Fund Class R6 <<	1,902,148	$37,320,148
Delaware Ivy International Small Cap Fund Class R6 <<	392,446	3,563,411
Delaware Ivy International Value Fund Class R6 <<	983,076	15,798,029
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 <<	1,003,077	18,526,824
Total Affiliated Mutual Funds (cost $59,805,768)		75,208,412

Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	99,056	99,056
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	99,056	99,056
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	99,056	$ 99,056
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	99,056	99,056
Total Short-Term Investments (cost $396,224)		396,224

Total Value of Securities—100.31% (cost $60,201,992)		75,604,636
Liabilities Net of Receivables and Other Assets—(0.31%)		(237,295)
Net Assets Applicable to 7,832,303 Shares Outstanding—100.00%		$75,367,341
<<	Affiliated company.
NQ- IV039 [0623] 0823 (3049841)    1